Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales Contributed by Each Segment (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Percentage of sales	100.00%	100.00%	100.00%
Greens Creek [Member]
Segment Reporting [Line Items]
Percentage of sales	57.60%	60.30%	71.60%
Lucky Friday [Member]
Segment Reporting [Line Items]
Percentage of sales	28.80%	29.00%	21.60%
Keno Hill [Member]
Segment Reporting [Line Items]
Percentage of sales	13.60%	10.70%	6.60%
Other [Member]
Segment Reporting [Line Items]
Percentage of sales	0.00%	0.00%	0.20%